Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended			24 Months Ended		36 Months Ended		48 Months Ended		60 Months Ended		72 Months Ended		84 Months Ended		96 Months Ended		108 Months Ended	120 Months Ended
	Jan. 04, 2018	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Empower Bond Index Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Bond Index Fund (Institutional Class/MXCOX)
Accumulated Value		$ 10,000			$ 10,236		$ 10,573.788		$ 10,576.96014		$ 11,469.65557		$ 12,332.17		$ 12,088.00		$ 10,463.19		$ 11,026.41	$ 11,160.43	$ 11,934.86
Empower Bond Index Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Bond Index Fund (Investor Class/MXBIX)
Accumulated Value		10,000			10,194		10,505.9364		10,462.86206		11,309.3076		12,120.18		11,830.51		10,211.85		10,724.63	10,812.96	11,528.51
Empower Core Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Core Bond Fund (Institutional Class/MXIUX)
Accumulated Value		10,000			10,499.00		10,957.81		10,867.95		11,894.97		12,901.29		12,745.18		10,914.28		11,637.24	11,846.90	12,697.58
Empower Core Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Core Bond Fund (Investor Class/MXFDX)
Accumulated Value		10,000			10,469.00		10,877.29		10,745.68		11,733.20		12,673.03		12,476.60		10,642.49		11,302.76	11,475.30	12,249.79
Empower Global Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Global Bond Fund (Institutional Class/MXZMX)
Accumulated Value		10,000			10,329.00		10,584.13		10,590.48		11,055.40		11,687.77		10,983.00		9,407.27		9,917.27	9,868.90	10,647.30
Empower Global Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Global Bond Fund (Investor Class/MXGBX)
Accumulated Value		10,000			10,297.00		10,497.79		10,469.45		10,895.55		11,476.29		10,734.92		9,162.12		9,632.38	9,548.39	10,268.00
Empower High Yield Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower High Yield Bond Fund (Institutional Class/MXFRX)
Accumulated Value		10,000			11,587.00		12,401.57		11,957.59		13,718.94		15,265.07		15,880.25		14,035.76		15,656.91	16,914.94	18,494.16
Empower High Yield Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower High Yield Bond Fund (Investor Class/MXHYX)
Accumulated Value		10,000			11,554.00		12,318.87		11,835.97		13,540.36		15,001.36		15,548.91		13,714.89		15,242.07	16,406.75	17,876.01
Empower Inflation-Protected Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Inflation-Protected Securities Fund (Institutional Class/MXIOX)
Accumulated Value	$ 10,000			$ 9,911.00		$ 10,570.08		$ 11,417.80		$ 12,009.24		$ 10,968.73		$ 11,531.18		$ 11,889.04		$ 12,741.59
Empower Inflation-Protected Securities Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Inflation-Protected Securities Fund (Investor Class/MXIHX)
Accumulated Value	10,000			9,878.00		10,505.25		11,300.50		11,838.40		10,782.33		11,295.22		11,611.42		12,394.71
Empower Multi-Sector Bond Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Multi-Sector Bond Fund (Institutional Class/MXUGX)
Accumulated Value		10,000			11,179.00		11,925.76		11,591.84		13,001.40		14,235.24		14,400.37		12,807.42		13,853.27	14,622.78	15,849.89
Empower Multi-Sector Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Multi-Sector Bond Fund (Investor Class/MXLMX)
Accumulated Value		10,000			11,138.00		11,836.35		11,469.43		12,815.94		13,982.19		14,106.63		12,496.16		13,480.88	14,174.07	15,305.75
Empower Short Duration Bond - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Short Duration Bond Fund (Institutional Class/MXXJX)
Accumulated Value		10,000			10,202.00		10,445.83		10,544.02		11,158.73		11,715.56		11,755.39		11,290.66		11,966.40	12,522.42	13,249.02
Empower Short Duration Bond Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower Short Duration Bond Fund (Investor Class/MXSDX)
Accumulated Value		10,000			10,170.00		10,369.33		10,434.66		10,998.13		11,507.34		11,503.89		11,015.39		11,640.01	12,133.05	12,775.39
Empower U.S. Government Securities Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower U.S. Government Securities Fund (Institutional Class/MXDQX)
Accumulated Value		10,000			10,152.00		10,404.78		10,500.51		11,168.34		11,879.76		11,661.18		10,294.25		10,784.32	10,899.28	11,668.61
Empower U.S. Government Securities Fund - Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name			Empower U.S. Government Securities Fund (Investor Class/MXGMX)
Accumulated Value		10,000			10,122.00		10,345.70		10,394.32		11,030.45		11,677.94		11,426.87		10,046.46		10,492.97	10,572.22	11,269.80
Bloomberg Global Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index
Accumulated Value		10,000			10,208.59		10,963.51		10,831.97		11,572.83		12,637.09		12,042.27		10,085.58		10,661.98	10,481.89	11,338.04
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,000		10,018.57	10,264.748	10,891.86	10,628.30792	11,709.48	10,629.51636	11,528.91	11,556.05942	10,028.98	12,423.53	10,583.47	12,231.95	10,715.79	10,640.56	11,498.14	11,228.86	11,369.25	12,199.31
Bloomberg Multiverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse Index
Accumulated Value		10,000			10,284.43		11,074.82		10,924.11		11,703.29		12,759.06		12,183.81		10,232.60		10,851.36	10,706.09	11,607.08
ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20% [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofAML US High Yield Index 80%/ICE BofAML All US Convertible Index 20%
Accumulated Value		10,000			11,608.67		12,619.08		12,399.70		14,400.77		16,329.60		17,246.08		15,052.15		17,067.70	18,574.89	20,502.26
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Accumulated Value	$ 10,000			$ 9,983.77		$ 10,668.11		$ 11,563.21		$ 12,220.59		$ 11,323.11		$ 11,817.29		$ 12,182.80		$ 13,093.10
Bloomberg 1-3 Year Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year Credit Bond Index
Accumulated Value		10,000			10,210.98		10,380.25		10,550.00		11,079.07		11,487.38		11,467.31		11,077.62		11,662.78	12,258.50	12,972.29
Bloomberg U.S. Government/Mortgage Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Government/Mortgage Index
Accumulated Value		$ 10,000			$ 10,155.21		$ 10,402.91		$ 10,499.59		$ 11,195.96		$ 11,907.61		$ 11,697.33		$ 10,280.12		$ 10,737.69	$ 10,826.66	$ 11,594.55